Business segments - (Additional information) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	S/ 6,791,788	S/ 5,932,994	S/ 5,435,575
Assets	(262,882)	(350,494)	282,092
PERU
Disclosure of operating segments [line items]
Revenue	6,464,187	5,624,597	5,108,239
Assets	67,623,222	60,033,938
PANAMA
Disclosure of operating segments [line items]
Revenue	327,601	308,397	342,461
Assets	3,939,071	3,710,471
Banking [Member]
Disclosure of operating segments [line items]
Revenue	5,254,690	S/ 4,571,093	S/ 4,361,813
Banking [Member] | Interfondos [Member]
Disclosure of operating segments [line items]
Gain on sale of investments before tax	52,580
Gain on sale of investments net of tax	S/ 32,422